ADVISORSHARES INSIDER ADVANTAGE ETF

(formerly AdvisorShares DoubleLine Value Equity ETF)

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.8%

Agriculture – 1.0%
Altria Group, Inc.	9,491	$399,097

Auto Parts & Equipment – 2.1%
Allison Transmission Holdings, Inc.	7,733	456,711
Gentex Corp.	12,852	418,204
Total Auto Parts & Equipment		874,915

Building Materials – 2.0%
Eagle Materials, Inc.	2,413	401,813
Griffon Corp.	10,381	411,814
Total Building Materials		813,627

Chemicals – 2.7%
Cabot Corp.	5,932	410,910
Olin Corp.	7,217	360,706
Orion SA (Germany)	15,466	329,116
Total Chemicals		1,100,732

Coal – 2.8%
Alpha Metallurgical Resources, Inc.	2,412	626,469
CONSOL Energy, Inc.	4,943	518,570
Total Coal		1,145,039

Commercial Services – 8.0%
Cintas Corp.	811	390,099
EVERTEC, Inc. (Puerto Rico)	10,381	385,965
H&R Block, Inc.	10,480	451,269
Perdoceo Education Corp.	25,210	431,091
S&P Global, Inc.	1,038	379,296
Textainer Group Holdings Ltd. (China)	10,149	378,050
Triton International Ltd. (Bermuda)	5,584	444,207
Verisk Analytics, Inc.	1,790	422,870
Total Commercial Services		3,282,847

Computers – 3.0%
Apple, Inc.	2,341	400,802
Cognizant Technology Solutions Corp., Class A	6,404	433,807
NetApp, Inc.	5,536	420,072
Total Computers		1,254,681

Cosmetics/Personal Care – 1.0%
Inter Parfums, Inc.	2,966	398,452

Diversified Financial Services – 4.7%
Capital One Financial Corp.	3,674	356,562
Cboe Global Markets, Inc.	2,669	416,924
Mastercard, Inc., Class A	967	382,845
SEI Investments Co.	6,669	401,674
Visa, Inc., Class A(a)	1,644	378,136
Total Diversified Financial Services		1,936,141

Electric – 1.2%
Vistra Corp.	15,466	513,162

Electrical Components & Equipment – 1.0%
Encore Wire Corp.	2,341	427,139

Electronics – 1.9%
CTS Corp.	8,510	355,208
Vontier Corp.	14,148	437,456
Total Electronics		792,664

Gas – 0.9%
ONE Gas, Inc.	5,536	377,998

Healthcare - Services – 1.0%
HCA Healthcare, Inc.	1,700	418,166

Home Builders – 4.0%
D.R. Horton, Inc.	3,607	387,644
KB Home	8,704	402,821
Lennar Corp., Class A	3,876	435,004
PulteGroup, Inc.	5,736	424,751
Total Home Builders		1,650,220

Household Products/Wares – 1.9%
Spectrum Brands Holdings, Inc.	4,943	387,284
WD-40 Co.	1,878	381,685
Total Household Products/Wares		768,969

Insurance – 3.8%
Aon PLC, Class A	1,161	376,419
Essent Group Ltd	8,008	378,698
MGIC Investment Corp.	26,179	436,928
Primerica, Inc.	2,027	393,258
Total Insurance		1,585,303

Internet – 1.0%
CDW Corp.	2,076	418,854

Iron/Steel – 2.9%
Nucor Corp.	2,743	428,868
Reliance Steel & Aluminum Co.	1,483	388,887
Steel Dynamics, Inc.	3,490	374,198
Total Iron/Steel		1,191,953

Lodging – 3.0%
Hilton Worldwide Holdings, Inc.	2,768	415,698
Hyatt Hotels Corp., Class A	3,757	398,543
Marriott International, Inc., Class A	2,068	406,486
Total Lodging		1,220,727

Machinery - Construction & Mining – 1.0%
Terex Corp.	7,316	421,548

Machinery - Diversified – 0.9%
Zurn Elkay Water Solutions Corp.	14,039	393,373

Media – 2.8%
Comcast Corp., Class A	9,570	424,334
Fox Corp., Class A	12,753	397,894
Scholastic Corp.	8,894	339,217
Total Media		1,161,445

Metal Fabricate/Hardware – 2.0%
Advanced Drainage Systems, Inc.	3,771	429,253
Standex International Corp.	2,620	381,708
Total Metal Fabricate/Hardware		810,961

Miscellaneous Manufacturing – 0.9%
A.O. Smith Corp.	5,896	389,902

Oil & Gas – 12.4%
California Resources Corp.	7,494	419,739
Chesapeake Energy Corp.(a)	4,844	417,698
Chord Energy Corp.	2,570	416,520
ConocoPhillips	3,233	387,313
Coterra Energy, Inc.	14,294	386,653
EOG Resources, Inc.	3,263	413,618
Exxon Mobil Corp.	3,702	435,281
Marathon Petroleum Corp.	3,174	480,353
PBF Energy, Inc., Class A	9,079	485,999
Phillips 66	3,559	427,614
SM Energy Co.	9,886	391,980
Valero Energy Corp.	3,180	450,638
Total Oil & Gas		5,113,406

ADVISORSHARES INSIDER ADVANTAGE ETF

(formerly AdvisorShares DoubleLine Value Equity ETF)

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Oil & Gas Services – 1.0%
ChampionX Corp.	11,369	$404,964

Pharmaceuticals – 2.9%
Cardinal Health, Inc.	4,647	403,452
Johnson & Johnson	2,472	385,014
McKesson Corp.	967	420,500
Total Pharmaceuticals		1,208,966

Pipelines – 2.0%
Cheniere Energy, Inc.	2,484	412,244
Targa Resources Corp.	4,844	415,228
Total Pipelines		827,472

REITS – 1.9%
Empire State Realty Trust, Inc., Class A	51,231	411,897
Equity LifeStyle Properties, Inc.	6,130	390,542
Total REITS		802,439

Retail – 8.0%
Home Depot, Inc. (The)	1,258	380,117
Jack in the Box, Inc.	5,141	355,037
Lowe's Cos., Inc.	1,829	380,139
Murphy USA, Inc.	1,307	446,641
Patrick Industries, Inc.	5,675	425,966
Penske Automotive Group, Inc.	2,543	424,834
Texas Roadhouse, Inc.	3,955	380,076
Williams-Sonoma, Inc.(a)	3,156	490,442
Total Retail		3,283,252

Semiconductors – 4.9%
Applied Materials, Inc.	2,880	398,736
Broadcom, Inc.	484	402,001
KLA Corp.	872	399,951
Lam Research Corp.	636	398,626
Microchip Technology, Inc.	5,260	410,543
Total Semiconductors		2,009,857

Software – 2.0%
Intuit, Inc.	791	404,154
MSCI, Inc.	791	405,846
Total Software		810,000

Telecommunications – 2.1%
Cisco Systems, Inc.	7,539	405,297
InterDigital, Inc.	5,544	444,850
Total Telecommunications		850,147

Transportation – 5.1%
Expeditors International of Washington, Inc.	3,618	414,731
International Seaways, Inc.	10,149	456,705
Matson, Inc.	4,749	421,331
Old Dominion Freight Line, Inc.	989	404,640
Schneider National, Inc., Class B	14,039	388,740
Total Transportation		2,086,147

Total Common Stocks
(Cost $37,984,263)		41,144,565

Total Investments – 99.8%
(Cost $37,984,263)		41,144,565
Other Assets in Excess of Liabilities – 0.2%		98,368
Net Assets – 100.0%		$41,242,933

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,274,854; the aggregate market value of the collateral held by the fund is $1,304,874. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,304,874.

ADVISORSHARES INSIDER ADVANTAGE ETF

(formerly AdvisorShares DoubleLine Value Equity ETF)

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$41,144,565	$-	$-	$41,144,565
Total	$41,144,565	$-	$-	$41,144,565

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Agriculture	1.0%
Auto Parts & Equipment	2.1
Building Materials	2.0
Chemicals	2.7
Coal	2.8
Commercial Services	8.0
Computers	3.0
Cosmetics/Personal Care	1.0
Diversified Financial Services	4.7
Electric	1.2
Electrical Components & Equipment	1.0
Electronics	1.9
Gas	0.9
Healthcare - Services	1.0
Home Builders	4.0
Household Products/Wares	1.9
Insurance	3.8
Internet	1.0
Iron/Steel	2.9
Lodging	3.0
Machinery - Construction & Mining	1.0
Machinery - Diversified	0.9
Media	2.8
Metal Fabricate/Hardware	2.0
Miscellaneous Manufacturing	0.9
Oil & Gas	12.4
Oil & Gas Services	1.0
Pharmaceuticals	2.9
Pipelines	2.0
REITS	1.9
Retail	8.0
Semiconductors	4.9
Software	2.0
Telecommunications	2.1
Transportation	5.1
Total Investments	99.8
Other Assets in Excess of Liabilities	0.2
Net Assets	100.0%